UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        February 11, 2008

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 12-31-07
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     70
Form 13F Information Table Value Total:     $145,225,660

List of Other Included Managers: None

Name of Issuer                                    Class   Cusip             Market       Shares    Inv Auth  Mngr    Voting Auth

                                                                                                                          None
3M Co.                                            Common  88579Y101            4195763     49760     Sole                49760
AT&T Corp.                                        Common  00206R102            1079479     25974     Sole                25974
Abbott Laboratories                               Common  002824100             312419      5564     Sole                 5564
Affymetrix                                        Common  00826T108            1638312     70800     Sole                70800
American Tower Systems Class A                    Common  029912201            2416272     56720     Sole                56720
Anadarko Petroleum                                Common  032511107             689745     10500     Sole                10500
Automatic Data Processing, Inc.                   Common  053015103            3272243     73484     Sole                73484
BP P.L.C.                                         Common  055622104            4920609     67249     Sole                67249
Bank of America Corp.                             Common  060505104             927855     22488     Sole                22488
Barrick Gold Corp                                 Common  067901108             325509      7741     Sole                 7741
Berkshire Hathaway, Inc.Class B                   Common  084670207             634624       134     Sole                  134
Chevron Corp.                                     Common  166764100             576966      6182     Sole                 6182
Chubb Corp                                        Common  171232101            4722917     86532     Sole                86532
Citrix Systems Inc.                               Common  177376100            1045275     27500     Sole                27500
Clorox Company                                    Common  189054109            4535180     69590     Sole                69590
Coca Cola                                         Common  191216100             714960     11650     Sole                11650
Colgate Palmolive                                 Common  194162103            3535330     45348     Sole                45348
ConocoPhillips                                    Common  20825C104            3651117     41349     Sole                41349
Constellation Energy Group Inc                    Common  210371100             205060      2000     Sole                 2000
Deere & Co.                                       Common  244199105             260736      2800     Sole                 2800
Dow Chemical                                      Common  260543103            3819798     96900     Sole                96900
DuPont                                            Common  263534109             521100     11819     Sole                11819
Electronic Data Systems                           Common  285661104            1936182     93400     Sole                93400
Eli Lilly & Company                               Common  532457108             605443     11340     Sole                11340
Emerson Electric Co.                              Common  291011104            1888704     33334     Sole                33334
Exxon Mobil Corp.                                 Common  30231G102            7418374     79180     Sole                79180
FPL Group Inc                                     Common  302571104             488016      7200     Sole                 7200
General Electric                                  Common  369604103            3038331     81962     Sole                81962
General Mills, Inc.                               Common  370334104             222300      3900     Sole                 3900
HCP,Inc.                                          Common  40414l109             274762      7900     Sole                 7900
Hartford Financial Services Group                 Common  416515104            3176593     36433     Sole                36433
Heartland Express Inc.                            Common  422347104             401294     28300     Sole                28300
Hershey Foods Corp.                               Common  427866108            1646920     41800     Sole                41800
Honeywell, Inc                                    Common  438516106             258594      4200     Sole                 4200
Hubbell Inc. Class B                              Common  443510201             417960      8100     Sole                 8100
Intel Corp.                                       Common  458140100            2037357     76420     Sole                76420
International Business Machines                   Common  459200101            1223908     11322     Sole                11322
International Flavors & Fragrances                Common  459506101            5637226    117125     Sole               117125
J.P. Morgan Chase                                 Common  46625H100             943713     21620     Sole                21620
Johnson & Johnson                                 Common  478160104            3820976     57286     Sole                57286
McGraw-Hill Cos.                                  Common  580645109             271622      6200     Sole                 6200
Medco Health Solutions                            Common  58405U102            3245307     32005     Sole                32005
Medtronic Inc.                                    Common  585055106            2552208     50770     Sole                50770
Merck                                             Common  589331107            7581321    130465     Sole               130465
Microsoft                                         Common  594918104             432540     12150     Sole                12150
Newmont Mining Corp                               Common  651639106            4594903     94100     Sole                94100
Northern Trust Corp.                              Common  665859104            5380970     70266     Sole                70266
PNC Financial Services Group                      Common  693475105             212115      3231     Sole                 3231
PepsiCo                                           Common  713448108            3328974     43860     Sole                43860
Pfizer, Inc                                       Common  717081103             933953     41089     Sole                41089
Procter & Gamble                                  Common  742718109            7256980     98842     Sole                98842
Progress Energy, Inc.                             Common  743263105             916877     18932     Sole                18932
Questar Corp.                                     Common  748356102            2412319     44590     Sole                44590
Royal DutchShell Class A ADR                      Common  780257804             729930      8669     Sole                 8669
Schlumberger Ltd                                  Common  806857108            1370294     13930     Sole                13930
Sigma Aldrich                                     Common  826552101            4763304     87240     Sole                87240
Staples, Inc.                                     Common  855030102            2599112    112662     Sole               112662
State Street Corp.                                Common  857477103             203000      2500     Sole                 2500
Sysco                                             Common  871829107             745919     23900     Sole                23900
The Scotts Company                                Common  810186106            3330380     89000     Sole                89000
Time Warner, Inc.                                 Common  887317105            1782502    107965     Sole               107965
Union Pacific                                     Common  907818108             314050      2500     Sole                 2500
United Parcel Service, Inc.                       Common  911312106            2888558     40845     Sole                40845
Verizon Communications                            Common  92343V104             876902     20071     Sole                20071
Wachovia Corp.                                    Common  929903102             505799     13300     Sole                13300
Walgreen Company                                  Common  931422109             603568     15850     Sole                15850
Weyerhaeuser Co                                   Common  962166104             718523      9744     Sole                 9744
Whole Foods Market                                Common  966837106            1119144     27430     Sole                27430
Wm.Wrigley Jr. Company                            Common  982526105             333735      5700     Sole                 5700
Wyeth                                             Common  983024100            3782929     85606     Sole                85606
                                                                             145225660


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